Cover	Apr. 18, 2022
Cover [Abstract]
Entity Registrant Name	Verde Resources, Inc.
Entity Central Index Key	0001506929
Document Type	8-K/A
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 18, 2022
Entity Incorporation State Country Code	NV
Entity File Number	000-55276
Entity Tax Identification Number	32-0457838
Entity Address Address Line 1	Block B-5, 20/F, Great Smart Tower
Entity Address Address Line 2	230 Wanchai Rd
Entity Address City Or Town	Wanchai
Entity Address Country	HK
City Area Code	852
Local Phone Number	21521223
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false